Cover	Nov. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 28, 2022
Entity File Number	001-37513
Entity Registrant Name	Code Chain New Continent Limited
Entity Central Index Key	0001641398
Entity Tax Identification Number	47-3709051
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	c/o Code Chain New Continent Limited
Entity Address, Address Line Two	Flat 1512, 15F, Lucky Centre
Entity Address, Address Line Three	No.165-171 Wan Chai Roa
Entity Address, City or Town	Wan Chai
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	95791074
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	CCNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false